Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows used in operating activities
Net loss from continuing operations for the year	$ (234,224)	$ (239,828)	$ (121,950)
Net income from discontinued operations for the year	27,471	1,932	1,914
Adjustments to reconcile net loss to cash flows used in operating activities:
Finance costs and foreign exchange	12,809	25,282	8,787
Change in operating and finance lease inducements and obligations		2,565	2,391
Carrying value of capital and intangible assets disposed	196	513	563
Share of losses of an associate (note 12)		22
Gain on sale of subsidiaries (note 5)	(26,346)
Change in fair value of financial instruments measured at fair value through profit or loss (note 15)	(1,140)	1,000
Impairment losses (note 25)	12,366	149,952
Loss (gain) on extinguishments of liabilities (notes 16, 19a)	92,374	(33,626)	4,191
Deferred income taxes (note 26)	87	(13,815)	(11,587)
Share-based payments expense (note 19b)	21,609	6,722	8,662
Depreciation of capital assets (note 9)	3,734	4,086	3,632
Depreciation of right-of-use assets (note 10)	4,913
Amortization of intangible assets (note 11)	1,259	1,372	944
Cash flows from (used in) operations before changes in working capital	(84,892)	(93,823)	(102,453)
Change in non-cash working capital items	(14,498)	11,369	(20,120)
Cash flows used in operating activities	(99,390)	(82,454)	(122,573)
Cash flows from financing activities
Proceeds from share issuances (note 19a)	118,785	751	53,125
Proceeds from debt and warrant issuances (notes 16, 19c)	19,859	79,105	50,717
Repayment of principal on long-term debt (note 16)	(988)	(3,184)	(3,454)
Repayment of interest on long-term debt (note 16)	(3,540)	(3,934)	(163)
Exercise of options (note 19b)		635	481
Exercise of future investment rights			21,052
Payments of principal on lease liabilities (note 14)	(7,563)
Payment of interest on lease liabilities (note 14)	(1,767)
Debt, share and warrants issuance costs	(6,867)	(970)	(4,306)
Payments of principal under finance leases		(245)
Cash flows from financing activities	117,919	72,158	117,452
Cash flows from (used in) investing activities
Additions to capital assets	(2,741)	(3,786)	(7,688)
Additions to intangible assets	(1,703)	(1,342)	(2,395)
Proceeds from sale of discontinued operations business, net of cash divested	43,958
Transaction costs paid relating to the sale of discontinued operations business	(4,228)
Proceeds from the sale of marketable securities and short-term investments			11,063
Acquisition of convertible debt		(955)
Additions to other long-term assets			(63)
Release of restricted cash	65
Interest received	745	224	202
Cash flows used in investing activities	36,096	(5,859)	1,119
Net change in cash and cash equivalents during the year	54,625	(16,155)	(4,002)
Net effect of currency exchange rate on cash and cash equivalents	(729)	378	(638)
Cash and cash equivalents, beginning of year	7,389	23,166	27,806
Cash and cash equivalents, end of year	61,285	7,389	23,166
Comprising of:
Cash	41,761	$ 7,389	$ 23,166
Cash equivalents	$ 19,524